Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 317,684	$ 317,964
Accumulated Amortization	(223,018)	(210,066)
Net Carrying Amount	94,666	107,898
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	316,684	316,684
Accumulated Amortization	(223,018)	(209,786)
Net Carrying Amount	93,666	106,898
Other intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000	1,280
Accumulated Amortization		(280)
Net Carrying Amount	$ 1,000	$ 1,000